Trade Accounts Receivable - Provision for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Trade Accounts Receivable
Balance	$ 1,860	$ 2,330
Current period provision for expected losses	1,068	1,007
Write-offs charged against the provision	(1,341)	(1,456)
Effect of movements in foreign exchange	(42)	(21)
Balance	$ 1,545	$ 1,860